Note 7 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower		December 31, 2021	December 31, 2022
Kamsarmax Two Shipping Ltd.	(a)	13,250,000	11,950,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(b)	25,200,000	23,200,000
Eirini Shipping Ltd.	(c)	4,370,000	3,530,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	(d)	20,900,000	17,000,000
Blessed Luck Shipowners Ltd.	(e)	7,250,000	4,750,000
Areti Shipping Ltd. / Pantelis Shipping Corp.	(f)	8,400,000	2,400,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	(g)	-	19,025,000
		79,370,000	81,855,000
Less: Current portion		(14,140,000)	(23,040,000)
Long-term portion		65,230,000	58,815,000
Deferred charges, current portion		190,280	181,913
Deferred charges, long-term portion		527,053	454,831
Long-term bank loans, current portion net of deferred charges		13,949,720	22,858,087
Long-term bank loans, long-term portion net of deferred charges		64,702,947	58,360,169

Schedule of Maturities of Long-Term Debt [Table Text Block]
To December 31:
2023	23,040,000
2024	14,090,000
2025	5,690,000
2026	5,710,000
Thereafter	33,325,000
Total	81,855,000